TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Statements of Additional Information

Transamerica Inflation Opportunities

Transamerica Strategic Income

Effective immediately, Gunter H. Seeger no longer serves as a portfolio manager of the funds.

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Transamerica Inflation Opportunities

Effective immediately, the following replaces the corresponding information for the fund in the “Management” section of the Prospectuses:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: PineBridge Investments LLC
Portfolio Managers:
Robert A. Vanden Assem, CFA	Co-Portfolio Manager	since March 2014
Roberto Coronado	Co-Portfolio Manager	since October 2016

Effective immediately, the following replaces the corresponding information for the fund in the “Shareholder Information – Portfolio Manager(s)” section of the Prospectuses:

Transamerica Inflation Opportunities

Name	Sub-Adviser	Positions Over Past Five Years
Robert A. Vanden Assem, CFA	PineBridge Investments LLC	Co-Portfolio Manager of the fund since 2014; Employee of PineBridge Investments LLC since 2001; Managing Director and Head of Investment Grade Fixed-Income
Roberto Coronado	PineBridge Investments LLC	Co-Portfolio Manager of the fund since 2016; Employee of PineBridge Investments LLC since 2014; Managing Director and Senior Portfolio Manager of Global Rates and Investment Grade Fixed-Income

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Transamerica Strategic Income

Effective immediately, the following replaces the corresponding information for the fund in the “Management” section of the Prospectus:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: PineBridge Investments LLC
Portfolio Managers:
Peter Hu, CFA	Portfolio Manager	since December 2014
Michael J. Kelly, CFA	Portfolio Manager	since December 2014
Steven Oh, CFA	Portfolio Manager	since December 2014
Robert A. Vanden Assem, CFA	Portfolio Manager	since December 2014
Roberto Coronado	Portfolio Manager	since October 2016

Effective immediately, the following replaces the corresponding information for the fund in the “Shareholder Information – Portfolio Manager(s)” section of the Prospectus:

Transamerica Strategic Income

Name	Sub-Adviser	Positions Over Past Five Years
Peter Hu, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2014; Employee of PineBridge Investments LLC since 2006; Portfolio Manager at PineBridge Investments LLC since 2006
Michael J. Kelly, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2014; Employee of PineBridge Investments LLC since 1999; Portfolio Manager at PineBridge Investments LLC since 1999
Steven Oh, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2014; Employee of PineBridge Investments LLC since 2000; Portfolio Manager at PineBridge Investments LLC since 2000
Robert A. Vanden Assem, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2014; Employee of PineBridge Investments LLC since 2001; Managing Director and Head of Investment Grade Fixed-Income
Roberto Coronado	PineBridge Investments LLC	Portfolio Manager of the fund since 2016; Employee of PineBridge Investments LLC since 2014; Managing Director and Senior Portfolio Manager of Global Rates and Investment Grade Fixed-Income

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Effective immediately, the following replaces the corresponding information under the section in Appendix B of the Statements of Additional Information (as applicable) entitled “Portfolio Managers - PineBridge Investments LLC (“PineBridge”)”:

Transamerica Inflation Opportunities

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Robert A. Vanden Assem, CFA	5	$1.69 billion	11	$3.19 billion	18	$6.16 billion

Roberto Coronado	2	$353 million	3	$1.05 billion	3	$134 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Robert A. Vanden Assem, CFA	0	$0	0	$0	3	$849 million

Roberto Coronado	0	$0	0	$0	0	$0
Transamerica Strategic Income
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Peter Hu, CFA	2	$374 million	35	$2.01 billion	7	$5.25 billion

Michael J. Kelly, CFA	2	$374 million	42	$3.32 billion	10	$5.60 billion

Steven Oh, CFA	1	$207 million	15	$3.72 billion	7	$1.45 billion

Robert A. Vanden Assem, CFA	5	$1.59 billion	11	$3.19 billion	18	$6.16 billion

Roberto Coronado	2	$222 million	3	$1.05 billion	3	$134 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Peter Hu, CFA	0	$0	0	$0	0	$0

Michael J. Kelly, CFA	0	$0	0	$0	0	$0

Steven Oh, CFA	1	$207 million	0	$0	0	$0

Robert A. Vanden Assem, CFA	0	$0	0	$0	3	$849 million

Roberto Coronado	0	$0	0	$0	0	$0

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Investors Should Retain this Supplement for Future Reference

June 16, 2026